STOCKHOLDERS EQUITY (Details)	9 Months Ended
Sep. 30, 2025 USD ($) $ / shares shares
STOCKHOLDERS EQUITY
Number of warrants, Granted | shares	13,116,256
Number of warrants, Ending balance | shares	13,116,256
Weighted average exercise price, Beginning balance	$ 0
Weighted average exercise price, Granted	3.828
Weighted average exercise price, Exercised	0
Weighted average exercise price, Forfeited/canceled	0
Weighted average exercise price, Ending balance	$ 3.828
Weighted average remaining life (years), Granted	2 years 3 months
Weighted average remaining life (years)	1 year 10 months 28 days
Fair value, Beginning balance | $	$ 0
Fair value of Granted | $	35,419,867
Fair value, Ending balance | $	$ 24,327,803